Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Schedule of useful life of property and equipment and intangible assets

Furniture and other office equipment	10 years
Computer equipment	5 years
Software and internally developed assets	5 years

Schedule of income tax

Tax	Rate (2023)	Rate (2022)
Income tax - IRPJ	15% plus a surcharge of 10% on taxable income exceeding R$240 thousand per year	15% plus a surcharge of 10% on taxable income exceeding R$240 thousand per year
Social contribution - CSLL	15%	15% until July/2022 and 16% between August and December/2022